CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income (loss)	$ 1,401	$ (2,476)	$ 48,026
Other comprehensive income, net of tax of nil Foreign currency translation adjustments	7,212	2,268	9,065
Comprehensive income (loss)	8,613	(208)	57,091
Comprehensive income attributable to noncontrolling interest	(959)	(1,518)	(1,572)
Comprehensive income attributable to redeemable noncontrolling interest	(299)	(711)	(307)
Comprehensive income (loss) attributable to Charm Communications Inc.'s shareholders	$ 7,355	$ (2,437)	$ 55,212